Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Significant Accounting Policies (Details) [Line Items]
Contract liabilities	$ 33,348		$ 72,838	$ 89,425
Medicare shared savings revenue			$ 2,419,312	767,744
Revenue to recover costs incurred percentage			100.00%
Product return allowance	9,526		$ 14,834	26,839
Medicare shared savings payments					$ 2,419,312
Revenue recognized		$ 767,744
Medicare shared savings payment received			979,736
Provider shared savings expense				388,884
FDIC insurance amount	250,000		250,000
Insured excess	$ 1,666,580		$ 2,957,040	18,227
Percentage of customers accounts receivable billings	48.00%		48.00%
Accounts receivable net	$ 174,493		$ 193,363	165,464
Net patient services accounts receivable	76,890		86,287	71,655
Allowance of doubtful accounts	$ 13,972		$ 13,972	13,972
Accounts receivable bill amount				$ 15,498
Concentration risk percentage	10.00%		10.00%
Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Anti-dilutive securities (in Shares)	59,366,992		59,796,992	51,352,986
Unissued [Member]
Significant Accounting Policies (Details) [Line Items]
Anti-dilutive securities (in Shares)	232,036		302,050	200,000
Common Stock Issuable [Member]
Significant Accounting Policies (Details) [Line Items]
Anti-dilutive securities (in Shares)	13,750,000		13,750,000	13,750,000
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years		5 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	7 years		7 years
Stock Options [Member]
Significant Accounting Policies (Details) [Line Items]
Anti-dilutive securities (in Shares)	3,306,250		3,456,250	3,111,750
Product revenue [Member]
Significant Accounting Policies (Details) [Line Items]
Contract liabilities	$ 10,887		$ 5,308	$ 5,782
BTG patient service revenue [Member]
Significant Accounting Policies (Details) [Line Items]
Contract liabilities	22,461		42,530	35,779
Consulting revenue [Member]
Significant Accounting Policies (Details) [Line Items]
Contract liabilities	$ 0		$ 25,000	$ 47,864
Convertible Notes Payable [Member]
Significant Accounting Policies (Details) [Line Items]
Anti-dilutive securities (in Shares)				10,298,333